DEFERRED GOVERNMENT GRANTS - Movements of Deferred Grants (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
DEFERRED GOVERNMENT GRANTS
Balance at beginning of the year	¥ 8,501	$ 1,303	¥ 15,792	¥ 22,435
Additions				500
Recognized as a reduction of depreciation expense	(2,327)	(357)	(7,291)	(7,143)
Balance at end of the year	¥ 6,174	$ 946	¥ 8,501	¥ 15,792